Sale of vessels previously held under Capital Leases (Details) - USD ($)	2 Months Ended	3 Months Ended		9 Months Ended
	May 31, 2016	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Property, Plant and Equipment [Line Items]
Sales proceeds				$ 38,500,000
Net book value of vessels				(37,036,907)
Sale related costs				(501,668)
Lease Termination Costs and Related Finance Fees				(509,463)
Net (Loss) / Gain	$ 500,000	$ 0	$ 0	451,962	$ 0
Calypso [Member]
Property, Plant and Equipment [Line Items]
Sales proceeds				19,150,000
Net book value of vessels				(18,783,238)
Sale related costs				(273,458)
Lease Termination Costs and Related Finance Fees				(254,731)
Net (Loss) / Gain				(161,427)
Capella [Member]
Property, Plant and Equipment [Line Items]
Sales proceeds				19,350,000
Net book value of vessels				(18,253,669)
Sale related costs				(228,210)
Lease Termination Costs and Related Finance Fees				(254,732)
Net (Loss) / Gain				$ 613,389